GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION
NOTE 14:-	GEOGRAPHICAL INFORMATION

Revenues are attributed to geographic areas based on location of the end customers as follows:

	Six months ended June 30,
	2024	2023
	(Unaudited)
United States and North America	$242,075	$181,933
EMEA	98,445	72,640
United Kingdom	46,865	33,370
Rest of the world	65,634	49,992
Total	$453,019	$337,935

Long-lived assets and Operating lease right-of-use assets by geographical areas were as follows:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Israel	$76,382	$72,262
United States	19,533	23,773
Rest of the world	4,321	3,663
Total	$100,236	$99,698